CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Total net revenue	$ 41,885,000	$ 50,609,000		$ 76,696,000	$ 101,071,000	$ 191,221,000	$ 195,766,000	$ 173,165,000
Operating expenses
Direct operating costs	20,587,000	24,754,000		39,702,000	48,652,000	94,580,000	111,749,000	105,586,000
General and administrative	13,765,000	10,342,000		25,827,000	27,388,000	57,459,000	52,552,000	60,617,000
Change in fair value of contingent consideration	0	(300,000)		0	(300,000)	(300,000)	(39,348,000)	(603,000)
Depreciation, amortization and accretion	16,194,000	18,879,000		33,025,000	40,507,000	80,782,000	81,953,000	125,743,000
(Gain) loss on asset disposition	(1,789,000)	13,801,000		(1,584,000)	13,814,000	95,339,000	12,932,000	0
Impairment of long-lived assets, net and termination costs	26,942,000	4,980,000	$ 12,900,000	27,405,000	18,645,000	46,846,000	88,410,000	59,294,000
Total operating expenses	75,699,000	72,456,000		124,375,000	148,706,000	374,706,000	523,940,000	350,637,000
Operating loss	(33,814,000)	(21,847,000)		(47,679,000)	(47,635,000)	(183,485,000)	(328,174,000)	(177,472,000)
Interest expense, net	(4,325,000)	(25,900,000)		(16,397,000)	(62,466,000)	(79,892,000)	(7,612,000)	(20,328,000)
Change in fair value of investments, net	617,000	(652,000)		(5,128,000)	338,000	(5,380,000)	(14,701,000)	932,000
Income from sale-leaseback transfer of tax benefits	0	0		10,188,000	10,188,000	32,951,000	22,764,000	0
Gain on liability extinguishment	0	15,417,000		0	15,417,000	15,417,000	0	0
Other income, net	(1,236,000)	646,000		(1,083,000)	794,000	(2,624,000)	2,436,000	(267,000)
Loss before income taxes	(38,758,000)	(32,336,000)		(60,099,000)	(83,364,000)	(223,013,000)	(325,287,000)	(197,135,000)
Income tax (expense) benefit	998,000	(3,317,000)		(5,175,000)	7,057,000	8,124,000	19,378,000	21,548,000
Net loss	(37,760,000)	(35,653,000)		(65,274,000)	(76,307,000)	(214,889,000)	(305,909,000)	(175,587,000)
Less: Net loss attributable to noncontrolling interests	(49,080,000)	(1,985,000)		(49,268,000)	(27,053,000)	(20,244,000)	(63,609,000)	(96,116,000)
Net loss attributable to Greenbacker Renewable Energy Company LLC	$ 11,320,000	$ (33,668,000)		$ (16,006,000)	$ (49,254,000)	$ (194,645,000)	$ (242,300,000)	$ (79,471,000)
Earnings per share
Basic (in dollars per share)	$ 0.06	$ (0.17)		$ (0.08)	$ (0.25)	$ (0.98)	$ (1.22)	$ (0.40)
Diluted (in dollars per share)	$ 0.06	$ (0.17)		$ (0.08)	$ (0.25)	$ (0.98)	$ (1.22)	$ (0.40)
Weighted average shares outstanding
Basic (in shares)	199,271	199,192		199,328	199,262	199,383	199,313	199,293
Diluted (in shares)	201,000	199,192		199,328	199,262	199,383	199,313	199,293
Energy revenue
Revenue
Total net revenue	$ 39,303,000	$ 50,100,000		$ 73,608,000	$ 94,080,000	$ 182,534,000	$ 185,225,000	$ 159,301,000
Investment Management revenue
Revenue
Total net revenue	4,373,000	2,286,000		6,891,000	5,546,000	11,482,000	18,757,000	13,490,000
Other revenue
Revenue
Total net revenue	924,000	1,290,000		1,371,000	1,591,000	4,624,000	6,085,000	8,434,000
Contract amortization, net
Revenue
Total net revenue	$ (2,715,000)	$ (3,067,000)		$ (5,174,000)	$ (146,000)	$ (7,419,000)	$ (14,301,000)	$ (8,060,000)